Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Amortised cost	$ 48.8
Fair value through other comprehensive income	507.7
Fair value through profit or loss	1,370.4
Total	1,926.9
Amortised cost, current portion	1.1
Amortised cost,non-current	47.7
Fair value through other comprehensive income, current portion	507.7
Fair value through other comprehensive income, non-current	0.0
Fair value through profit or loss, current portion	1,234.6
Fair value through profit or loss, non-current	135.8
Current portion, total	1,743.4
Non-current, total	183.5
Previously stated [member]
Disclosure of financial assets [line items]
Amortised cost		$ 50.5
Fair value through other comprehensive income		1,307.6
Fair value through profit or loss		1,259.2
Total		2,617.3
Amortised cost, current portion		1.3
Amortised cost,non-current		49.2
Fair value through other comprehensive income, current portion		1,307.6
Fair value through other comprehensive income, non-current		0.0
Fair value through profit or loss, current portion		1,057.2
Fair value through profit or loss, non-current		202.0
Current portion, total		2,366.1
Non-current, total		251.2
Private securities [member]
Disclosure of financial assets [line items]
Fair value through other comprehensive income	50.4
Total	50.4
Private securities [member] | Previously stated [member]
Disclosure of financial assets [line items]
Fair value through other comprehensive income		516.0
Fair value through profit or loss		0.6
Total		516.6
Structured notes [member]
Disclosure of financial assets [line items]
Amortised cost	48.8
Fair value through profit or loss	1,308.0
Total	1,356.8
Structured notes [member] | Previously stated [member]
Disclosure of financial assets [line items]
Amortised cost		50.5
Fair value through profit or loss		1,199.6
Total		1,250.1
Fixed deposits [member]
Disclosure of financial assets [line items]
Fair value through other comprehensive income	457.3
Fair value through profit or loss	0.1
Total	457.4
Fixed deposits [member] | Previously stated [member]
Disclosure of financial assets [line items]
Fair value through other comprehensive income		791.6
Total		791.6
Investment funds [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	2.4
Total	2.4
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	59.9
Total	$ 59.9
Other Financial Instruments [member] | Previously stated [member]
Disclosure of financial assets [line items]
Fair value through profit or loss		59.0
Total		$ 59.0